Fixed Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Less accumulated depreciation and amortization	$ (407,000)	$ (246,000)	$ (112,000)
Fixed assets, net	560,624	647,254	231,430
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 423,000	$ 90,000	7,000
Manufacturing equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	2 years	2 years
Manufacturing equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	5 years	5 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	3 years	3 years
Fixed assets, gross	$ 111,000	$ 287,000	45,000
Office equipment, furniture and other [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 344,000	$ 405,000	201,000
Office equipment, furniture and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	2 years	2 years
Office equipment, furniture and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	5 years	5 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 90,000	$ 111,000	$ 90,000
Lab equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	3 years	3 years
Lab equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives in years	5 years	5 years